Property, Plant and Equipment (Details) - Schedule of net book value of property, plant and equipment - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment (Details) - Schedule of net book value of property, plant and equipment [Line Items]
Net book value	$ 16,783	$ 16,013	$ 15,951
Land [member]
Property, Plant and Equipment (Details) - Schedule of net book value of property, plant and equipment [Line Items]
Net book value	1,415	1,431	1,316
Buildings [member]
Property, Plant and Equipment (Details) - Schedule of net book value of property, plant and equipment [Line Items]
Net book value	4,118	4,160	4,227
Machinery and Equipment [Member]
Property, Plant and Equipment (Details) - Schedule of net book value of property, plant and equipment [Line Items]
Net book value	8,067	8,603	9,255
Transportation Equipment [Member]
Property, Plant and Equipment (Details) - Schedule of net book value of property, plant and equipment [Line Items]
Net book value	77	76	75
Furniture, mixtures and computer equipment [Member]
Property, Plant and Equipment (Details) - Schedule of net book value of property, plant and equipment [Line Items]
Net book value	70	67	63
Constructions and machinery in-progress [Member]
Property, Plant and Equipment (Details) - Schedule of net book value of property, plant and equipment [Line Items]
Net book value	$ 3,036	$ 1,676	$ 1,015